Goodwill	12 Months Ended
Jun. 30, 2023
Goodwill.
Goodwill
8.	Goodwill

Changes in the carrying amount of goodwill for the years ended June 30, 2022 and 2023 were as follows:

	Grand	Life
	Doctor	Infinity	SCHMC	Total	Total
	RMB	RMB	RMB	RMB	US$
Balance as of June 30, 2021	—	—	—	—	—
Additions	75,194	—	—	75,194	11,204
Balance as of June 30, 2022	75,194	—	—	75,194	11,204
Additions	—	184,364	33,566	217,930	30,160
Impairment	(35,412)	—	—	(35,412)	(5,100)
Exchange translation adjustment	—	—	—	—	(598)
Balance as of June 30, 2023	39,782	184,364	33,566	257,712	35,666

For the years ended June 30, 2021, 2022 and 2023, impairment loss of nil, nil and RMB35,412 was recognized for the Group’s goodwill.